FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01700
                                    ---------

                    FRANKLIN GOLD AND PRECIOUS METALS FUND
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/05
                           --------



Item 1. Schedule of Investments.


FRANKLIN GOLD AND PRECIOUS METALS FUND

QUARTERLY STATEMENT OF INVESTMENTS
OCTOBER 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................    3

Notes to Statement of Investments ........................................    6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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FRANKLIN GOLD AND PRECIOUS METALS FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY       SHARES/WARRANTS        VALUE
----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 96.8%
           GOLD AND DIVERSIFIED RESOURCES 8.3%
           Anglo American PLC ...............................................     South Africa          256,100     $    7,572,362
           Anglo American PLC, ADR ..........................................     South Africa          285,479          8,515,839
           Freeport McMoRan Copper & Gold Inc., B ...........................    United States          774,211         38,261,508
        (a)Mvelaphanda Resources Ltd. .......................................     South Africa        2,250,000          6,373,367
                                                                                                                    --------------
                                                                                                                        60,723,076
                                                                                                                    --------------
           GOLD EXPLORATION 7.8%
        (a)Alamos Gold Inc. .................................................        Canada             696,400          2,688,098
    (a),(b)Alamos Gold Inc., 144A ...........................................        Canada             400,000          1,543,996
        (a)Ballarat Goldfields NL ...........................................      Australia         10,000,000          2,318,953
        (a)Bendigo Mining Ltd. ..............................................      Australia          9,600,000          7,827,590
    (a),(c)European Minerals Corp. ..........................................        Canada             550,000            349,177
(a),(b),(c)European Minerals Corp., 144A ....................................        Canada          10,600,000          6,729,589
(a),(b),(c)European Minerals Corp., wts., 144A, 4/01/10 .....................        Canada           5,300,000            919,710
        (a)Gammon Lake Resources Inc. .......................................        Canada           1,364,500         10,603,217
        (a)Guinor Gold Corp. ................................................        Canada           1,500,000          1,764,930
        (a)Ivanhoe Mines Ltd. ...............................................        Canada           1,628,600         12,214,328
        (a)Metallica Resources Inc. .........................................        Canada           1,488,998          2,205,736
        (a)Metallica Resources Inc., wts., 12/11/08 .........................        Canada             494,499            148,599
        (a)Miramar Mining Corp. .............................................        Canada           1,330,000          1,688,746
        (a)Nevsun Resources Ltd. ............................................        Canada             877,000          1,321,420
        (a)Pan Australian Resources Ltd. ....................................      Australia         12,000,000          1,526,021
    (a),(b)Pan Australian Resources Ltd., 144A ..............................      Australia          5,000,000            635,842
        (a)Shore Gold Inc. ..................................................        Canada             375,000          2,279,172
                                                                                                                    --------------
                                                                                                                        56,765,124
                                                                                                                    --------------
           LONG LIFE GOLD MINES 56.1%
           Agnico-Eagle Mines Ltd. ..........................................        Canada             750,000         10,245,000
           AngloGold Ashanti Ltd. ...........................................     South Africa           62,530          2,493,705
           AngloGold Ashanti Ltd., ADR ......................................     South Africa        1,021,327         39,933,886
           Barrick Gold Corp. ...............................................        Canada           1,818,671         45,921,443
    (a),(b)Centerra Gold Inc., 144A .........................................        Canada             526,600         10,096,491
           Compania de Minas Buenaventura SA ................................         Peru              100,593          2,578,459
           Compania de Minas Buenaventura SA, ADR ...........................         Peru              988,986         25,486,169
           Gold Fields Ltd. .................................................     South Africa          604,999          8,144,703
           Gold Fields Ltd., ADR ............................................     South Africa          854,528         11,279,770
           Goldcorp Inc. ....................................................        Canada           1,350,000         27,108,120
        (a)Goldcorp Inc., wts., 5/30/07 .....................................        Canada             912,500          3,290,515
        (a)Harmony Gold Mining Co. Ltd. .....................................     South Africa        1,343,000         14,255,710
        (a)Harmony Gold Mining Co. Ltd., ADR ................................     South Africa          200,000          2,090,000
           Highland Gold Mining Ltd. ........................................    United Kingdom         524,000          2,082,826
        (a)Lihir Gold Ltd. ..................................................   Papua New Guinea      8,566,841         11,214,736
    (a),(b)Lihir Gold Ltd., ADR, 144A .......................................   Papua New Guinea         50,000          1,274,000
        (a)Meridian Gold Inc. ...............................................        Canada             513,760          9,632,864
        (a)Meridian Gold Inc. ...............................................    United States        1,156,500         21,719,070


                                          Quarterly Statement of Investments | 3

FRANKLIN GOLD AND PRECIOUS METALS FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY       SHARES/WARRANTS        VALUE
----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONT.)
           LONG LIFE GOLD MINES (CONT.)
           Newcrest Mining Ltd. .............................................      Australia          3,530,828     $   48,070,458
           Newmont Mining Corp. .............................................    United States          770,714         32,832,416
        (a)Oxiana Ltd. ......................................................      Australia          9,882,655          9,906,238
           Placer Dome Inc. .................................................        Canada           2,471,655         49,309,517
        (a)Randgold Resources Ltd., ADR .....................................     South Africa        1,427,600         19,443,912
        (a)Western Areas Ltd. ...............................................     South Africa          402,225          1,349,225
        (a)Western Areas Ltd., ADR ..........................................     South Africa           26,430             88,657
                                                                                                                    --------------
                                                                                                                       409,847,890
                                                                                                                    --------------
           MEDIUM LIFE GOLD MINES 11.8%
        (a)Cambior Inc. .....................................................        Canada           2,130,000          3,804,376
        (a)Eldorado Gold Corp. ..............................................        Canada           2,145,000          6,554,747
        (a)Glamis Gold Ltd. .................................................        Canada             948,500         20,127,170
           IAMGOLD Corp. ....................................................        Canada             387,400          2,672,629
           Kingsgate Consolidated Ltd. ......................................      Australia          1,855,148          5,689,744
        (a)Kinross Gold Corp. ...............................................        Canada           3,513,012         24,414,296
        (a)Northgate Minerals Corp. .........................................        Canada           1,150,000          1,489,398
        (a)Queenstake Resources Ltd. ........................................        Canada           7,500,000          1,396,707
        (a)Rio Narcea Gold Mines Ltd. .......................................        Canada           1,300,000          1,562,619
        (a)Semafo Inc. ......................................................        Canada           3,000,000          3,809,201
    (a),(d)Semafo Inc., wts., 144A, 12/18/06 ................................        Canada           1,225,000            307,974
        (a)Yamana Gold Inc. .................................................        Canada           3,830,940         14,268,538
                                                                                                                    --------------
                                                                                                                        86,097,399
                                                                                                                    --------------
           MUTUAL FUNDS 1.0%
           Central Fund of Canada, A ........................................        Canada           1,255,000          7,216,250
                                                                                                                    --------------
           PLATINUM & PALLADIUM 11.8%
           Anglo Platinum Corp. Ltd. ........................................     South Africa           40,000          2,325,720
           Anglo Platinum Ltd., ADR .........................................     South Africa          571,138         33,207,678
           Impala Platinum Holdings Ltd. ....................................     South Africa          248,000         27,176,993
           Impala Platinum Holdings Ltd., ADR ...............................     South Africa          771,200         21,127,920
        (a)Stillwater Mining Co. ............................................    United States          253,246          2,557,785
                                                                                                                    --------------
                                                                                                                        86,396,096
                                                                                                                    --------------
           TOTAL COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (COST $434,297,037)                                          707,045,835
                                                                                                                    --------------


4 | Quarterly Statement of Investments

FRANKLIN GOLD AND PRECIOUS METALS FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY           SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------------------
           SHORT TERM INVESTMENTS (COST $15,163,725) 2.1%
           MONEY FUND 2.1%
        (e)Franklin Institutional Fiduciary Trust Money Market Portfolio ....     United States      15,163,725     $   15,163,725
                                                                                                                    --------------
           TOTAL INVESTMENTS (COST $449,460,762) 98.9% ......................                                          722,209,560
           OTHER ASSETS, LESS LIABILITIES 1.1% ..............................                                            8,121,013
                                                                                                                    --------------
           NET ASSETS 100.0% ................................................                                       $  730,330,573
                                                                                                                    ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At October 31, 2005, the value of these securities was $21,199,628, representing 2.90% of net assets.

(c)   See Note 3 regarding holdings of 5% voting securities.

(d)   See Note 2 regarding restricted and illiquid securities.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

FRANKLIN GOLD AND PRECIOUS METALS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

1. INCOME TAXES

At October 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...............................    $  454,944,747
                                                       ==============

Unrealized appreciation ...........................    $  284,065,882
Unrealized depreciation ...........................       (16,801,069)
                                                       --------------
Net unrealized appreciation (depreciation) ........    $  267,264,813
                                                       ==============

2. RESTRICTED AND ILLIQUID SECURITIES

At October 31, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------
                                                                       ACQUISITION
 WARRANTS       ISSUER                                                     DATE       COST        VALUE
---------------------------------------------------------------------------------------------------------
1,225,000    (a)Semafo Inc., wts., 144A, 12/18/06 ...............       12/18/03     $21,630    $ 307,974
                                                                                                =========

             TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.04% of Net Assets)

(a) The Fund also invests in unrestricted securities of the issuer, valued at $3,809,201 as of October 31, 2005.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund at October 31, 2005, were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                           NUMBER OF SHARES                              NUMBER OF SHARES    VALUE AT                    REALIZED
                           HELD AT BEGINNING      GROSS       GROSS         HELD AT END       END OF      INVESTMENT      CAPITAL
NAME OF ISSUER                 OF PERIOD        ADDITIONS   REDUCTIONS       OF PERIOD        PERIOD        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
European Minerals                 550,000          --           --                550,000   $   349,177    $      --       $    --
European Minerals
 Corp., 144A                   10,600,000          --           --             10,600,000     6,729,589           --            --
European Minerals
 Corp., wts.,144A
 4/01/10                        5,300,000          --           --              5,300,000       919,710           --            --
                                                                                            ======================================
TOTAL NON-CONTROLLED AFFILIATED SECURITIES (1.10% of Net Assets) .........................  $ 7,998,476    $      --       $    --
                                                                                            ======================================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 19, 2005


By /s/GALEN V. VETTER
   ------------------
      Galen V. Vetter
      Chief Financial Officer
Date    December 19, 2005






                                Exhibit A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Gold and Precious Metals Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 19, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Gold and Precious Metals Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 19, 2005


/s/GALEN G. VETTER
Chief Financial Officer